Principal Accounting Policies - Disaggregation of Revenue (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues		¥ 11,351,446	$ 1,781,290	¥ 10,914,374	¥ 8,374,501
Live Streaming [Member]
Disaggregation of Revenue [Line Items]
Revenues		10,186,204	$ 1,598,438	10,311,624	7,976,214
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	[1]	¥ 1,165,242		¥ 602,750	¥ 398,287

[1]	Other revenues mainly include advertising, sub-licensing and online games revenues.